Derivative Instruments (Offsetting Derivative Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 2,847,063		$ 2,267,728
Gross amounts offset in the Statement of Financial Condition	(2,162,985)		(1,723,143)
Net unrealized appreciation on open futures and forward currency contracts	684,078		544,585
Financial Instruments
Collateral Pledged	(684,078)	[1],[2]	(544,585)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%		100.00%
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net unrealized appreciation on open futures and forward currency contracts	684,078		544,585
Financial Instruments
Collateral Pledged	(684,078)	[1],[2]	(544,585)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,847,063		2,267,728
Gross amounts offset in the Statement of Financial Condition	(2,162,985)		(1,723,143)
Net unrealized appreciation on open futures and forward currency contracts	$ 684,078		$ 544,585

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.Collateral pledged includes both cash and U.S. Treasury notes held at each respective broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
[4]	Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2013.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2012.
[6]	Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2012.